Award Timing Disclosure	12 Months Ended
Jun. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing Method
Timing of Stock Option and other Equity Award Grants
Although we do not have a formal policy regarding the timing of stock option grants to our NEOs, we do not grant stock options or any other form of equity compensation in anticipation of the release of material, non-public
information. Similarly, we do not time the release of material, non-public
information based on stock option or other equity award grant dates for the purpose of affecting the value of any NEO award. During our 2024 fiscal year, none of our NEOs were granted any options to purchase shares of our common stock.